LEASE OBLIGATIONS	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
LEASE OBLIGATIONS	LEASE OBLIGATIONS
The Group has entered into leases agreements for the rental of premises and rolling stock. The leases have an initial term of 1.1 to 40 years and some have a renewal option after their initial term. The lease terms are negotiated individually and encompass a wide range of different terms and conditions.
Right-of-use assets

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2023	59,375,131	1,133,223	60,508,354
Additions	25,450,404	139,273	25,589,677
Modifications	(2,255,446)	—	(2,255,446)
Depreciation expense	(1,862,948)	(70,658)	(1,933,606)
Foreign currency translation adjustment	30,313	928	31,241
Balance at March 31, 2023	80,737,454	1,202,766	81,940,220

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2022	60,297,423	604,939	60,902,362
Additions	6,661,404	740,287	7,401,691
Modifications	(450,567)	10,670	(439,897)
Depreciation expense	(6,497,931)	(186,833)	(6,684,764)
Foreign currency translation adjustment	(635,198)	(35,840)	(671,038)
Balance at December 31, 2022	59,375,131	1,133,223	60,508,354
On February 2, 2023, the Group completed a sale-leaseback transaction with BTB Real Estate Investment Trust for its battery manufacturing building located in Mirabel, Quebec for a total sale price of $20,909,566 (CA$28,000,000), and net proceeds of $20,506,589 after the deduction of selling and legal fees of $402,977. The sale of the building resulted in a difference between the carrying value and net proceeds of $2,821,761 which was recognized as an increase to the right of use asset related to the lease agreement entered into with BTB Real Estate Investment Trust for the Mirabel battery manufacturing building concurrent with the sale, which has an initial 20-year term and subsequent renewal options.
4 - LEASE OBLIGATIONS (CONTINUED)
Depreciation was recognized as follows :

	Three months ended March 31,
	2023	2022
	$	$
Cost of sales	936,287	346,293
Administrative expenses	119,498	74,130
Selling expenses	496,049	436,056
Capitalized to property, plant and equipment	381,772	793,259
	1,933,606	1,649,738
Lease liabilities

$
Balance at January 1, 2023	63,520,215
Additions	22,767,916
Lease payments	(1,361,347)
Modifications	(2,194,006)
Foreign currency translation adjustment	(4,969)
Balance at March 31, 2023	82,727,809
Current portion	5,420,223
Non-current portion	77,307,586

Balance at January 1, 2022	62,209,317
Additions	7,401,691
Lease payments	(4,977,183)
Modifications	(439,897)
Foreign currency translation adjustment	(673,713)
Balance at December 31, 2022	63,520,215
Current portion	5,210,183
Non-current portion	58,310,032